United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F cover page


Report for the Calendar Year or Quarter Ended: March 31, 2013
Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one): 	[   ] is a restatement.
					[   ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		Salem Capital Management
Address:	400 Unicorn Park Drive
		Woburn, MA  01801

Form 13F File Number:	28-03625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting Manager:

Name:		Helene C. Brodette
Title:		Systems Manager
Phone:		781-932-9005
Signature, Place, and Date of Signing

/s/ Helene C. Brodette	Woburn, MA	April 4, 2013

Report Type (check only one):

[ X ]	13F Holdings Report

[   ]	13F Notice

[   ]	13f combination report

Form 13F summary page


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	73

Form 13F Information Table Value Total:	210088 (X$1000)



List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
DuPont PFD $3.50 SER A         PFD              263534208      281     3200 SH       Sole                     1200              2000
Harris Preferred Capital A 7.3 PFD              414567206      202     7800 SH       Sole                                       7800
3M Company                     COM              88579y101     1486    13975 SH       Sole                     2175             11800
ABB AB Spons ADR               COM              000375204     4698   206400 SH       Sole                    45100            161300
AT & T Corp.                   COM              00206R102      817    22267 SH       Sole                     1272             20995
AbbVie Inc.                    COM              00287Y109     2624    64350 SH       Sole                     2000             62350
Abbott Laboratories            COM              002824100     2273    64350 SH       Sole                     2000             62350
Anadarko Petroleum             COM              032511107     4930    56375 SH       Sole                     5000             51375
Analog Devices                 COM              032654105     3461    74450 SH       Sole                     3200             71250
Automatic Data Proc            COM              053015103      280     4300 SH       Sole                                       4300
AvalonBay Communities          COM              053484101      383     3027 SH       Sole                     1031              1996
Barrick Gold Corp              COM              067901108     5358   182234 SH       Sole                    20750            161484
CVS/Caremark Corp.             COM              126650100     8637   157064 SH       Sole                    21500            135564
Caterpillar                    COM              149123101      235     2700 SH       Sole                                       2700
Chevron Corp.                  COM              166764100      774     6515 SH       Sole                                       6515
Cisco Systems                  COM              17275R102     4103   196375 SH       Sole                    35900            160475
Coca-Cola Co.                  COM              191216100      243     6020 SH       Sole                                       6020
Colgate Palmolive              COM              194162103      989     8378 SH       Sole                     2100              6278
Conocophillips                 COM              20825C104     1738    28912 SH       Sole                     9000             19912
Corning                        COM              219350105     3988   299150 SH       Sole                    37450            261700
Costco Wholesale Corp.         COM              22160k105     1482    13967 SH       Sole                     2200             11767
Devon Energy                   COM              25179M103     5514    97730 SH       Sole                     9100             88630
Diebold Inc.                   COM              253651103     3316   109375 SH       Sole                     3000            106375
Dow Chemical                   COM              260543103     4504   141450 SH       Sole                    25100            116350
DuPont                         COM              263534109     5601   113928 SH       Sole                    16600             97328
Duke Energy Corp.              COM              26441C204     3194    44006 SH       Sole                      633             43373
EMC Corp.                      COM              268648102     1612    67460 SH       Sole                    33150             34310
EOG Resources, Inc.            COM              26875P101      993     7750 SH       Sole                     1700              6050
Exxon Mobil                    COM              30231G102      991    10995 SH       Sole                     2345              8650
Fedex Corp.                    COM              31428X106      290     2950 SH       Sole                      500              2450
General Electric               COM              369604103     6258   270681 SH       Sole                    51842            218839
General Mills                  COM              370334104      552    11200 SH       Sole                                      11200
Glaxo Smithkline PLC-Spon ADR  COM              37733W105     5757   122725 SH       Sole                    16400            106325
Halliburton Co.                COM              406216101     3232    79975 SH       Sole                    16600             63375
Home Depot Inc.                COM              437076102      705    10100 SH       Sole                     1800              8300
Honeywell Int'l                COM              438516106     7418    98443 SH       Sole                    17400             81043
ISC8 Inc.                      COM              450098108        8    79311 SH       Sole                                      79311
Int'l Bus Machines             COM              459200101     1299     6090 SH       Sole                     1280              4810
Intel                          COM              458140100     4226   193520 SH       Sole                    43645            149875
International Paper            COM              460146103     6235   133850 SH       Sole                    19200            114650
JP Morgan Chase & Co.          COM              46625H100      373     7858 SH       Sole                     4458              3400
Johnson & Johnson              COM              478160104     7350    90148 SH       Sole                    11250             78898
Kimberly-Clark                 COM              494368103      928     9475 SH       Sole                     2000              7475
Lilly, Eli                     COM              532457108      406     7150 SH       Sole                     1200              5950
Lufkin Industries Inc.         COM              549764108      508     7650 SH       Sole                     3300              4350
Marathon Oil Corp.             COM              565849106     5812   172350 SH       Sole                    17500            154850
Merck & Co.                    COM              58933Y105     5780   130778 SH       Sole                    22600            108178
Microsoft                      COM              594918104     5037   176071 SH       Sole                    28350            147721
National Fuel Gas              COM              636180101      862    14050 SH       Sole                     5500              8550
Nestle S A ADR                 COM              641069406     3822    52737 SH       Sole                    13775             38962
Newmont Mining Corp.           COM              651639106     3713    88625 SH       Sole                    15000             73625
Novartis AG ADR                COM              66987V109     6960    97695 SH       Sole                    16150             81545
Occidental Petroleum           COM              674599105     4293    54775 SH       Sole                     8100             46675
Paccar Inc.                    COM              693718108     5174   102324 SH       Sole                    21400             80924
Paychex Inc                    COM              704326107      661    18849 SH       Sole                     2100             16749
Pfizer Inc.                    COM              717081103     6209   215126 SH       Sole                    42100            173026
Philips Elec ADR               COM              500472303     2508    84886 SH       Sole                    20400             64486
Plum Creek Timber              COM              729251108      650    12450 SH       Sole                     1400             11050
Procter & Gamble               COM              742718109     6956    90269 SH       Sole                    13800             76469
QEP Resources                  COM              74733V100      379    11900 SH       Sole                     7000              4900
Questar Corp.                  COM              748356102      470    19300 SH       Sole                     7000             12300
Royal Dutch Shell PLC ADR A    COM              780259206      216     3313 SH       Sole                                       3313
Schlumberger, Ltd.             COM              806857108     5057    67528 SH       Sole                    12600             54928
Southern Co.                   COM              842587107      500    10650 SH       Sole                     1250              9400
Stryker                        COM              863667101      431     6600 SH       Sole                                       6600
Sysco                          COM              871829107      223     6333 SH       Sole                                       6333
Talisman Energy Inc.           COM              87425E103     3453   281900 SH       Sole                    58200            223700
Unilever PLC ADR               COM              904767704     8230   194846 SH       Sole                    25780            169066
Union Pacific Corp.            COM              907818108      342     2400 SH       Sole                                       2400
United Technologies            COM              913017109     3845    41151 SH       Sole                     9400             31751
Weyerhaeuser Co.               COM              962166104     7293   232400 SH       Sole                    32200            200200
Exxon Mobil                    COM              30231G102      315     3500 SH       Sole                                       3500
LA Cent Oil&Gas Co.            COM              546234204      653      225 SH       Sole                      225